U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 4, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    The Aegis Funds (the “Trust”)
File Nos. 333-106971 and 811-21399

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Aegis Value Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Registration Statement for the Trust dated April 30, 2026, and filed electronically as Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A on April 29, 2026.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.
Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
For U.S. Bank Global Fund Services
as Administrator to the Trust

Enclosures
cc: Justin Harrison, Aegis Financial Corporation
Paul M. Miller, Seward & Kissel LLP